UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2004 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        October 18, 2004
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      88
Form 13F Information Table Value Total:      $108,474

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1290    16134 SH       SOLE                                      16134
Abbott Laboratories            COM              002824100     2181    51476 SH       SOLE                                      51476
Adobe Systems Inc              COM              00724F101     1872    37851 SH       SOLE                                      37851
Affiliated Computer            COM              008190100     1303    23411 SH       SOLE                                      23411
Aflac                          COM              001055102     1160    29593 SH       SOLE                                      29593
Alberto-Culver                 COM              013068101      243     5579 SH       SOLE                                       5579
Amer Intl Group                COM              026874107     2035    29926 SH       SOLE                                      29926
American Pwr Convsn            COM              029066107      684    39307 SH       SOLE                                      39307
Amgen Inc.                     COM              031162100      982    17281 SH       SOLE                                      17281
Apollo Group A                 COM              037604105      589     8026 SH       SOLE                                       8026
Automatic Data Proc            COM              053015103     1339    32395 SH       SOLE                                      32395
Autozone Inc                   COM              053332102     1220    15788 SH       SOLE                                      15788
BP PLC Spons Adr               COM              055622104     1965    34155 SH       SOLE                                      34155
BankAmerica Corp               COM              060505104      244     5634 SH       SOLE                                       5634
Bed Bath & Beyond              COM              075896100     1987    53531 SH       SOLE                                      53531
Bemis Co                       COM              081437105     1227    46159 SH       SOLE                                      46159
Biomet Inc                     COM              090613100      941    20063 SH       SOLE                                      20063
Cheesecake Factory             COM              163072101      236     5434 SH       SOLE                                       5434
Cintas Corp                    COM              172908105     2120    50429 SH       SOLE                                      50429
Clarcor Inc                    COM              179895107      364     7636 SH       SOLE                                       7636
Columbia Bancorp               COM              197227101      286     9829 SH       SOLE                                       9829
Costar Group Inc. Com          COM              22160N109      743    15100 SH       SOLE                                      15100
Cousins Properties             COM              222795106      703    20489 SH       SOLE                                      20489
Cuno Inc.                      COM              126583103      373     6452 SH       SOLE                                       6452
Dover Corp                     COM              260003108     1685    43357 SH       SOLE                                      43357
Ecolab                         COM              278865100     1649    52438 SH       SOLE                                      52438
Emerson Electric Co            COM              291011104     2109    34072 SH       SOLE                                      34072
Equity Office                  COM              294741103      227     8339 SH       SOLE                                       8339
Expeditors Int'l Wash          COM              302130109     3156    61038 SH       SOLE                                      61038
Exxon Mobil Corp               COM              30231G102     2251    46580 SH       SOLE                                      46580
Fair Isaac & Co.               COM              303250104     1049    35917 SH       SOLE                                      35917
Fastenal Co                    COM              311900104     1843    31996 SH       SOLE                                      31996
Fifth Third BankCorp           COM              316773100     1190    24182 SH       SOLE                                      24182
Fiserv Inc.                    COM              337738108     1733    49710 SH       SOLE                                      49710
Gannett Co                     COM              364730101     1749    20876 SH       SOLE                                      20876
General Electric Co            COM              369604103      773    23008 SH       SOLE                                      23008
Golden West Fin'l              COM              381317106      507     4574 SH       SOLE                                       4574
Graco Inc                      COM              384109104     1254    37420 SH       SOLE                                      37420
Grainger (WW) Inc              COM              384802104      437     7585 SH       SOLE                                       7585
Health Mgmt Assoc              COM              421933102     1390    68048 SH       SOLE                                      68048
Home Depot                     COM              437076102     1654    42186 SH       SOLE                                      42186
Idexx Labs                     COM              45168D104     1006    19824 SH       SOLE                                      19824
Illinois Tool Works            COM              452308109     3243    34811 SH       SOLE                                      34811
Jefferson-Pilot Corp           COM              475070108      806    16233 SH       SOLE                                      16233
Johnson & Johnson              COM              478160104     2585    45887 SH       SOLE                                      45887
Johnson Controls               COM              478366107      206     3620 SH       SOLE                                       3620
Kimberly Clark                 COM              494368103      423     6548 SH       SOLE                                       6548
Kimco Realty Corp              COM              49446R109     1457    28409 SH       SOLE                                      28409
Kinder Morgan Energy Ptnrs LP  COM              494550106      891    19030 SH       SOLE                                      19030
Linear Technology Corp         COM              535678106      971    26791 SH       SOLE                                      26791
Lowes Cos Inc                  COM              548661107      974    17921 SH       SOLE                                      17921
MBNA Corp                      COM              55262l100     1291    51211 SH       SOLE                                      51211
Marshall & Ilsley Corp         COM              571834100      437    10846 SH       SOLE                                      10846
Maxim Integrated Prod          COM              57772K101      960    22710 SH       SOLE                                      22710
McCormick & Co                 COM              579780206     2730    79487 SH       SOLE                                      79487
McGraw-Hill Inc                COM              580645109      285     3575 SH       SOLE                                       3575
Medtronic Inc                  COM              585055106     1600    30836 SH       SOLE                                      30836
Microchip Technology           COM              595017104      503    18737 SH       SOLE                                      18737
Microsoft Corp                 COM              594918104     1813    65578 SH       SOLE                                      65578
Minerals Techn                 COM              603158106     1153    19593 SH       SOLE                                      19593
Omnicom Group                  COM              681919106     1625    22247 SH       SOLE                                      22247
Patterson Companies, Inc.      COM              703395103     1967    25688 SH       SOLE                                      25688
Paychex Inc                    COM              704326107     1459    48376 SH       SOLE                                      48376
Procter & Gamble Co            COM              742718109     2213    40894 SH       SOLE                                      40894
Prologis Tr                    COM              743410102      529    15006 SH       SOLE                                      15006
Qualcomm Inc                   COM              747525103     1400    35849 SH       SOLE                                      35849
RPM Inc                        COM              749685103      855    48466 SH       SOLE                                      48466
Sigma-Aldrich Corp             COM              826552101     2528    43586 SH       SOLE                                      43586
Staples Inc                    COM              855030102     1683    56435 SH       SOLE                                      56435
Starbucks Corp                 COM              855244109     1723    37909 SH       SOLE                                      37909
Stericycle Inc                 COM              858912108      699    15225 SH       SOLE                                      15225
Stryker Corp                   COM              863667101     2589    53851 SH       SOLE                                      53851
SunTrust Banks Inc             COM              867914103     1331    18900 SH       SOLE                                      18900
Sysco Corp                     COM              871829107     1796    60025 SH       SOLE                                      60025
Teleflex Inc                   COM              879369106      237     5579 SH       SOLE                                       5579
Valspar Corp                   COM              920355104     2377    50932 SH       SOLE                                      50932
Varian Med Systems             COM              92220P105      518    14987 SH       SOLE                                      14987
Vornado Realty Trust           COM              929042109      281     4485 SH       SOLE                                       4485
WGL Holdings Inc.              COM              92924f106      297    10518 SH       SOLE                                      10518
Wal-Mart Stores                COM              931142103      964    18122 SH       SOLE                                      18122
Walgreen Co                    COM              931422109     2304    64304 SH       SOLE                                      64304
Washington REIT                COM              939653101      375    12363 SH       SOLE                                      12363
Weingarten Rlty Inv            COM              948741103      633    19168 SH       SOLE                                      19168
Whole Foods Market             COM              966837106     1695    19753 SH       SOLE                                      19753
Wrigley (Wm) Jr.               COM              982526105     1311    20705 SH       SOLE                                      20705
Zimmer Holdings Inc            COM              98956P102      340     4303 SH       SOLE                                       4303
Dodge & Cox Stock                               256219106      279 2347.854 SH       SOLE                                   2347.854
Vngrd Windsor II                                922018205      393 13930.825SH       SOLE                                  13930.825